Investments in equity-accounted Investees (Details Textual) $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2016 TWD ($)	Sep. 30, 2016 USD ($)	Jul. 05, 2010 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Jul. 05, 2010 TWD ($)	Jul. 05, 2010 USD ($)
Disclosure of Investments in equity-accounted Investees [Line Items]
Gains (losses) on disposals of investments				$ 42,788	$ (333,858)	$ (10,618)
Raydium Semiconductor Corporation [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Proportion of ownership interest in associate				18.00%	18.00%
Qisda Corporation [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Gains (losses) on disposals of investments						$ (110,136)
AUO SunPower Sdn. Bhd [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Proportion of ownership interest in joint venture			50.00%
Other tangible or intangible assets transferred to acquire interests in joint ventures								$ 966,600	$ 30,000
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 180,069
SunPower Technology, Ltd [Member]
Disclosure of Investments in equity-accounted Investees [Line Items]
Consideration transferred from sales of interests in joint ventures	$ 5,408,546	$ 170,100
Total outstanding disposal consideration							$ 61,100
Disposal consideration will be received in cash in 2018							1,100
Disposal consideration will be received in cash in 2019							30,000
Disposal consideration will be received in cash in 2020							$ 30,000
Gains (losses) on disposals of investments	$ (382,608)